Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail)			3 Months Ended	12 Months Ended
	Apr. 17, 2018	Nov. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 23, 1997
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Percentage of ownership interest				50.00%
Maximum proportion of ownership(in percentage)required to classify entity as associate				20.00%
Top of Range [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Fair value of assets acquired and liabilities assumed, measurement period				1 year
Codensa S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of ownership interest				48.41%
Voting percentage of investee				57.15%
Emgesa S.A. E.S.P. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of ownership interest				48.48%
Voting percentage of investee				56.43%			48.50%
EGP Projetos I (Volta Grande) [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Concession term		30 years
Enel Argentina S A Formerly Named Endesa Argentina S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary				99.88%	100.00%	100.00%
Enel Argentina S A Formerly Named Endesa Argentina S A | Celg Distribuicao SA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary			99.88%